Loans, net - Additional information (Detail) - PEN (S/)	6 Months Ended		12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Loans refinanced			S/ 132,172,000	S/ 192,045,000
Loan held for managing liquidity risk			3,513,905,000	5,048,978,000			S/ 12,663,960,000
Loans and receivables			46,520,382,000	45,502,998,000	S/ 43,005,583,000
Borrowings			5,551,629,000	7,906,303,000
Interbank [member]
Disclosure of financial assets [line items]
Balance of credits rescheduled social conflicts and others			1,979,342,000
National Currency [Member]
Disclosure of financial assets [line items]
Maximum interest rate percentage		87.91%
Foreign currency [Member]
Disclosure of financial assets [line items]
Maximum interest rate percentage		68.27%
Event After Reporting Period [Member] | National Currency [Member]
Disclosure of financial assets [line items]
Maximum interest rate percentage	101.86%
Event After Reporting Period [Member] | Foreign currency [Member]
Disclosure of financial assets [line items]
Maximum interest rate percentage	82.94%
Reactiva Peru Program [Member]
Disclosure of financial assets [line items]
Loan held for managing liquidity risk			25,928,000	133,046,000		S/ 2,012,855,000
Borrowings			730,508,000	1,473,770,000
Loans [Member] | securities [Member]
Disclosure of financial assets [line items]
Loans and receivables			504,158,000	1,909,375,000
Credit card [Member] | Non revolving consumer loans [Member]
Disclosure of financial assets [line items]
Loans and receivables			S/ 3,149,149,000	S/ 3,225,874,000